Contents of Significant Accounts - Summary of Disaggregation of Revenue by The Timing of Revenue Recognition (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 237,553,199	$ 232,302,584	$ 222,533,000
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	234,505,273	229,505,369	220,283,306
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,047,926	$ 2,797,215	$ 2,249,694